Share Based Compensation - Summary of Stock Purchase Plans (Detail) - Stock Purchase plan 2016 [member]	12 Months Ended
Dec. 31, 2019 Employee
Disclosure of Detailed Information About Stock Purchase Plans [Line items]
Contribution period	August 2016-July 2017
Number of participants at launch	31,500
Take-up rate – percent of eligible employees	29.00%